As filed with the  Securities and Exchange Commission on May 12, 2008
                                     Investment Company Act File Number 811-8054




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                              DELAFIELD FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

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ITEM 1: SCHEDULE OF INVESTMENTS


                                                        STATEMENT OF NET ASSETS
                                                             March 31, 2008
                                                               (Unaudited)


                                                   Value
Common Stocks (88.02%)             Shares        (Note 1)                                                            Value
                             ------               ------              Common Stocks (Continued)        Shares       (Note 1)
Business Services (2.95%)                                                                                            -----
Avery Dennison Corporation           15,000  $     738,750            Metal Fabricating (continued)
MPS Group, Inc.*                  1,375,000     16,252,500            Quanex Corporation              310,000  $  16,039,400
                                             -------------                                                     -------------
                                                16,991,250                                                        23,178,400
                                             -------------                                                     -------------
Chemicals (11.99%)                                                    Real Estate (1.36%)
Ashland Inc.                        110,000      5,203,000            Kimco Realty Corporation        200,000      7,834,000
Chemtura Corp.                      675,000      4,954,500                                                     -------------
Eastman Chemical Company            200,000     12,490,000            Retail (5.88%)
FMC Corporation                     220,000     12,207,800            Collective Brands, Inc.*      1,150,000     13,938,000
Ferro Corporation                   285,000      4,235,100            Foot Locker, Inc.               850,000     10,004,500
Hercules Incorporated               750,000     13,717,500            Rush Enterprises, Inc.Class A*  625,000      9,900,000
Lydall, Inc.*                       608,000      6,961,600                                                     -------------
PolyOne Corporation*                525,000      3,344,250                                                        33,842,500
Spartech Corporation                700,000      5,915,000                                                     -------------
                                             -------------
                                                69,028,750            Specialty Materials (9.89%)
                                             -------------            Albany International Corp.      575,000     20,780,500
Computer & Computer Services (5.26%)                                  Brady Corporation               550,000     18,386,500
Flextronics International Ltd.*   2,575,000     24,179,250            Cytec Industries Inc.           330,000     17,770,500
Pitney Bowes Inc.                   175,000      6,128,500                                                     -------------
                                             -------------                                                        56,937,500
                                                30,307,750                                                     -------------
                                             -------------            Technology (7.09%)
                                                                      Fairchild Semiconductor
Consumer Products & Services (8.04%)                                  International, Inc.*          1,010,000     12,039,200
Furniture Brands International,Inc. 450,000      5,265,000            Imation Corp.                   300,000      6,822,000
Leggett & Platt, Incorporated       535,000      8,158,750            International Rectifier Corp.*  285,000      6,127,500
Lifetime Brands, Inc.               550,000      4,917,000            Radyne Corporation*             441,200      3,759,024
Maidenform Brands, Inc.*            760,000     12,365,200            Vishay Intertechnology Inc.*  1,335,000     12,095,100
(The) Stanley Works                 275,000     13,095,500                                                     -------------
Trex Company, Inc.*                 318,900      2,512,932                                                        40,842,824
                                             -------------                                                     -------------
                                                46,314,382            Transportation (0.74%)
                                             -------------            YRC Worldwide, Inc.*            325,000      4,264,000
                                                                                                               -------------
Energy & Energy Services (3.10%)                                      Miscellaneous (7.70%)
Key Energy Services, Inc.*          550,000      7,381,000            Barnes Group Inc.               250,000      5,737,500
Southern Union Company              450,000     10,471,500            Marshall & Ilsley Corporation   100,000      2,320,000
                                             -------------            Schweitzer-Mauduit
                                                17,852,500            International, Inc.             250,000      5,785,000
                                             -------------            Trueblue, Inc.*                 975,000     13,104,000
Financial Products & Services (0.20%)                                 Tyco International Ltd.         275,000     12,113,750
Deluxe Corporation                   60,000      1,152,600
                                             -------------            Zep Inc.                        325,000      5,271,500
Industrial Products (11.23%)                                                                                   -------------
Acuity Brands Inc.                  300,000     12,885,000                                                        44,331,750
Crane Co.                           300,000     12,105,000                                                     -------------
Gerber Scientific, Inc.*            725,000      6,445,250            Total Common Stocks (Cost $516,928,870)  $ 506,857,720
Honeywell International Inc.        200,000     11,284,000                                                     -------------
Hubbell Incorporated                165,000      7,208,850
Kennametal Inc.                     500,000     14,715,000            Warrants (0.02%)
                                             -------------            Clark Holdings Inc.*            410,000         94,259
                                                64,643,100                                                     -------------
                                             -------------            Total Warrants (Cost $465,970)           $      94,259
Instrumentation (7.52%)                                                                                        -------------
Checkpoint Systems, Inc.*           275,000      7,383,750
Intermec Inc.*                      400,000      8,876,000                                             Face          Value
LeCroy Corporation*                 507,900      4,398,414            Short-Term Investments (11.54%) Amount        (Note 1)
Teradyne, Inc.*                     525,000      6,520,500                                            ------         ------
Thermo Fisher Scientific Inc.*      225,000     12,789,000
Zebra Technologies Corporation*     100,000      3,332,000            Investment Company (11.54%)
Zebra Technologies Corporation*     100,000      3,332,000            Daily Income Fund - Money Market
                                             -------------            Portfolio-Institutional
                                                43,299,664            Shares                      $66,451,000    66,451,000
                                             -------------                                                     ------------
                                                                      Total Short-Term Investments
Medical Equipment (1.05%)                                                   (Cost $66,451,000)                $  66,451,000
Steris Corp.                        225,000      6,036,750                                                    -------------
                                             -------------            Total Investments (99.58%)
Metal Fabricating (4.02%)                                                   (Cost $583,845,840+)                573,402,979
NCI Building Systems, Inc.*         295,000      7,139,000                                                    -------------
                                             -------------            Cash and other assets,
                                                                            net of liabilities (0.42%)            2,417,620
                                                                                                              -------------
                                                                      Net Assets (100.00%),
                                                                            25,283,398 shares outstanding     $ 575,820,599
                                                                                                              =============
                                                                      Net asset value, offering and redemption
                                                                            price per share:                  $       22.77
                                                                                                              =============
-----------------------------------------------------------------------------------------------------------------------------------
*   Non-income producing.

+   Aggregate  cost  for federal  income tax purposes is $584,201,923. Aggregate gross unrealized appreciation and depreciation are based  on  cost for  federal  income  tax  purposes, $58,532,337  and  $69,331,281 respectively, resulting  in  net depreciation of
$10,798,944.

Note 1: Securities  traded  on  a national securities exchange are valued at the last recorded sales price on the last business day of  the fiscal period.  Common stocks for which no sale was reported on that  date  and  over-the-counter  securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which approximates
market value.                                                                                                             DEL1Q2008


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Delafield Fund, Inc.

By (Signature and Title)*        /s/Christine Manna
                                    Christine Manna, Secretary
Date: May 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Michael P. Lydon
                                    Michael P. Lydon, President
Date: May 12, 2008

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: May 12, 2008

* Print the name and title of each signing officer under his or her signature.

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